Provisions for expected credit losses - Total provision for ECL (Details) - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	$ 4,912	$ 4,625	$ 4,675
Provisions for ECL
Provisions for expected credit losses
Provisions for expected credit losses	4,923	4,635	4,682
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	4,912	4,625	4,675	$ 4,999
Debt securities at amortised cost | Provision for ECL on debt securities at amortised cost
Provisions for expected credit losses
Provisions for expected credit losses	6	6	4
Debt securities at FVOCI | Provision for ECL on debt securities at FVOCI
Provisions for expected credit losses
Provisions for expected credit losses	$ 5	$ 4	$ 3